Shareholder Report, Holdings (Details) - WarCap Unconstrained Equity ETF	Jan. 31, 2026
Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ferrari NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Infrastructure Software Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Internet Media & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Large Pharma Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Application Software Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Electrical Power Equipment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Semiconductor Devices Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Online Marketplace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Investment Management Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
P&C Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Other Assets Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%